Average Annual Total Returns	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A 1 Year	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A 5 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A Since Inception	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A Inception Date	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A After Taxes on Distributions 1 Year	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A After Taxes on Distributions 5 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A After Taxes on Distributions Since Inception	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A After Taxes on Distributions and Sales 1 Year	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A After Taxes on Distributions and Sales 5 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A After Taxes on Distributions and Sales Since Inception	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A ICE BofAML 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A ICE BofAML 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class A ICE BofAML 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I 1 Year	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I 5 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I Since Inception	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I Inception Date	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I ICE BofAML 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I ICE BofAML 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Short Duration Municipal Fund Thornburg Short Duration Municipal Fund Class I ICE BofAML 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A After Taxes on Distributions 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A After Taxes on Distributions 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A After Taxes on Distributions 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A After Taxes on Distributions and Sales 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A After Taxes on Distributions and Sales 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A After Taxes on Distributions and Sales 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class A ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class C ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I 10 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Limited Term Municipal Fund Thornburg Limited Term Municipal Fund - Class I ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A After Taxes on Distributions 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A After Taxes on Distributions 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A After Taxes on Distributions 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A After Taxes on Distributions and Sales 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A After Taxes on Distributions and Sales 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A After Taxes on Distributions and Sales 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class A ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class C ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I 10 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Intermediate Municipal Fund Thornburg Intermediate Municipal Fund - Class I ICE BofAML 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A After Taxes on Distributions 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A After Taxes on Distributions 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A After Taxes on Distributions 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A After Taxes on Distributions and Sales 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A After Taxes on Distributions and Sales 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A After Taxes on Distributions and Sales 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class A ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year
Limited Term California Fund
Thornburg California Limited Term Municipal Fund - Class A
ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
5 Years

Limited Term California Fund
Thornburg California Limited Term Municipal Fund - Class A
ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class C ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year
Limited Term California Fund
Thornburg California Limited Term Municipal Fund - Class C
ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
5 Years

Limited Term California Fund
Thornburg California Limited Term Municipal Fund - Class C
ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																							Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class I 1 Year	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class I 5 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class I 10 Years	Limited Term California Fund Thornburg California Limited Term Municipal Fund - Class I ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes) 1 Year
Limited Term California Fund
Thornburg California Limited Term Municipal Fund - Class I
ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
5 Years

Limited Term California Fund
Thornburg California Limited Term Municipal Fund - Class I
ICE BofAML 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																													Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A 10 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A After Taxes on Distributions 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A After Taxes on Distributions 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A After Taxes on Distributions 10 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A After Taxes on Distributions and Sales 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A After Taxes on Distributions and Sales 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class A After Taxes on Distributions and Sales 10 Years
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class A
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class A
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class A
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																									Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class C 10 Years
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class C
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class C
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class C
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																															Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class I 1 Year	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class I 5 Years	Limited Term U.S. Government Fund Thornburg Limited Term U.S. Government Fund - Class I 10 Years
Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class I
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class I
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Limited Term U.S. Government Fund
Thornburg Limited Term U.S. Government Fund - Class I
Bloomberg Barclays US Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																					Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A 1 Year	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A 5 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A Since Inception	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A Inception Date	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A After Taxes on Distributions 1 Year	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A After Taxes on Distributions 5 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A After Taxes on Distributions Since Inception	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A After Taxes on Distributions and Sales 1 Year	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A After Taxes on Distributions and Sales 5 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A After Taxes on Distributions and Sales Since Inception	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A ICE BofAML U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A ICE BofAML U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class A ICE BofAML U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Ultra Short Income Fund
Thornburg Ultra Short Income Fund Class A
Bloomberg Barclays US Aggregate 1-3 Year Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)
1 Year

Ultra Short Income Fund
Thornburg Ultra Short Income Fund Class A
Bloomberg Barclays US Aggregate 1-3 Year Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)
5 Years

Ultra Short Income Fund
Thornburg Ultra Short Income Fund Class A
Bloomberg Barclays US Aggregate 1-3 Year Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																					Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I 1 Year	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I 5 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I Since Inception	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I Inception Date	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I ICE BofAML U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I ICE BofAML U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Ultra Short Income Fund Thornburg Ultra Short Income Fund Class I ICE BofAML U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Ultra Short Income Fund
Thornburg Ultra Short Income Fund Class I
Bloomberg Barclays US Aggregate 1-3 Year Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)
1 Year

Ultra Short Income Fund
Thornburg Ultra Short Income Fund Class I
Bloomberg Barclays US Aggregate 1-3 Year Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)
5 Years

Ultra Short Income Fund
Thornburg Ultra Short Income Fund Class I
Bloomberg Barclays US Aggregate 1-3 Year Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																															Limited Term Income Fund Thornburg Limited Term Income Fund - Class A 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A 10 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A After Taxes on Distributions 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A After Taxes on Distributions 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A After Taxes on Distributions 10 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A After Taxes on Distributions and Sales 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A After Taxes on Distributions and Sales 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class A After Taxes on Distributions and Sales 10 Years
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class A
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Limited Term Income Fund
Thornburg Limited Term Income Fund - Class A
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Limited Term Income Fund
Thornburg Limited Term Income Fund - Class A
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																											Limited Term Income Fund Thornburg Limited Term Income Fund - Class C 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class C 10 Years
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class C
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Limited Term Income Fund
Thornburg Limited Term Income Fund - Class C
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Limited Term Income Fund
Thornburg Limited Term Income Fund - Class C
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																	Limited Term Income Fund Thornburg Limited Term Income Fund - Class I 1 Year	Limited Term Income Fund Thornburg Limited Term Income Fund - Class I 5 Years	Limited Term Income Fund Thornburg Limited Term Income Fund - Class I 10 Years
Limited Term Income Fund
Thornburg Limited Term Income Fund - Class I
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
1 Year

Limited Term Income Fund
Thornburg Limited Term Income Fund - Class I
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
5 Years

Limited Term Income Fund
Thornburg Limited Term Income Fund - Class I
Bloomberg Barclays Intermediate US Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																							Value Fund Thornburg Value Fund - Class A Retail 1 Year	Value Fund Thornburg Value Fund - Class A Retail 5 Years	Value Fund Thornburg Value Fund - Class A Retail 10 Years	Value Fund Thornburg Value Fund - Class A After Taxes on Distributions Retail 1 Year	Value Fund Thornburg Value Fund - Class A After Taxes on Distributions Retail 5 Years	Value Fund Thornburg Value Fund - Class A After Taxes on Distributions Retail 10 Years	Value Fund Thornburg Value Fund - Class A After Taxes on Distributions and Sales Retail 1 Year	Value Fund Thornburg Value Fund - Class A After Taxes on Distributions and Sales Retail 5 Years	Value Fund Thornburg Value Fund - Class A After Taxes on Distributions and Sales Retail 10 Years	Value Fund Thornburg Value Fund - Class A S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retail 1 Year	Value Fund Thornburg Value Fund - Class A S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retail 5 Years	Value Fund Thornburg Value Fund - Class A S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retail 10 Years	Value Fund Thornburg Value Fund - Class C Retail 1 Year	Value Fund Thornburg Value Fund - Class C Retail 5 Years	Value Fund Thornburg Value Fund - Class C Retail 10 Years	Value Fund Thornburg Value Fund - Class C S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retail 1 Year	Value Fund Thornburg Value Fund - Class C S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retail 5 Years	Value Fund Thornburg Value Fund - Class C S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retail 10 Years	Value Fund Thornburg Value Fund - Class I Retail 1 Year	Value Fund Thornburg Value Fund - Class I Retail 5 Years	Value Fund Thornburg Value Fund - Class I Retail 10 Years	Value Fund Thornburg Value Fund - Class I S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retail 1 Year	Value Fund Thornburg Value Fund - Class I S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retail 5 Years	Value Fund Thornburg Value Fund - Class I S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retail 10 Years	Value Fund Thornburg Value Fund - Class R3 Retirement 1 Year	Value Fund Thornburg Value Fund - Class R3 Retirement 5 Years	Value Fund Thornburg Value Fund - Class R3 Retirement 10 Years	Value Fund Thornburg Value Fund - Class R3 After Taxes on Distributions Retirement 1 Year	Value Fund Thornburg Value Fund - Class R3 After Taxes on Distributions Retirement 5 Years	Value Fund Thornburg Value Fund - Class R3 After Taxes on Distributions Retirement 10 Years	Value Fund Thornburg Value Fund - Class R3 After Taxes on Distributions and Sales Retirement 1 Year	Value Fund Thornburg Value Fund - Class R3 After Taxes on Distributions and Sales Retirement 5 Years	Value Fund Thornburg Value Fund - Class R3 After Taxes on Distributions and Sales Retirement 10 Years	Value Fund Thornburg Value Fund - Class R3 S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retirement 1 Year	Value Fund Thornburg Value Fund - Class R3 S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retirement 5 Years	Value Fund Thornburg Value Fund - Class R3 S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retirement 10 Years	Value Fund Thornburg Value Fund - Class R4 Retirement 1 Year	Value Fund Thornburg Value Fund - Class R4 Retirement 5 Years	Value Fund Thornburg Value Fund - Class R4 Retirement 10 Years	Value Fund Thornburg Value Fund - Class R4 S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retirement 1 Year	Value Fund Thornburg Value Fund - Class R4 S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retirement 5 Years	Value Fund Thornburg Value Fund - Class R4 S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retirement 10 Years	Value Fund Thornburg Value Fund - Class R5 Retirement 1 Year	Value Fund Thornburg Value Fund - Class R5 Retirement 5 Years	Value Fund Thornburg Value Fund - Class R5 Retirement 10 Years	Value Fund Thornburg Value Fund - Class R5 S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retirement 1 Year	Value Fund Thornburg Value Fund - Class R5 S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retirement 5 Years	Value Fund Thornburg Value Fund - Class R5 S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) Retirement 10 Years	Growth Fund Thornburg Core Growth Fund - Class A Retail 1 Year	Growth Fund Thornburg Core Growth Fund - Class A Retail 5 Years	Growth Fund Thornburg Core Growth Fund - Class A Retail 10 Years	Growth Fund Thornburg Core Growth Fund - Class A After Taxes on Distributions Retail 1 Year	Growth Fund Thornburg Core Growth Fund - Class A After Taxes on Distributions Retail 5 Years	Growth Fund Thornburg Core Growth Fund - Class A After Taxes on Distributions Retail 10 Years	Growth Fund Thornburg Core Growth Fund - Class A After Taxes on Distributions and Sales Retail 1 Year	Growth Fund Thornburg Core Growth Fund - Class A After Taxes on Distributions and Sales Retail 5 Years	Growth Fund Thornburg Core Growth Fund - Class A After Taxes on Distributions and Sales Retail 10 Years	Growth Fund Thornburg Core Growth Fund - Class A Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retail 1 Year	Growth Fund Thornburg Core Growth Fund - Class A Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retail 5 Years	Growth Fund Thornburg Core Growth Fund - Class A Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retail 10 Years	Growth Fund Thornburg Core Growth Fund - Class C Retail 1 Year	Growth Fund Thornburg Core Growth Fund - Class C Retail 5 Years	Growth Fund Thornburg Core Growth Fund - Class C Retail 10 Years	Growth Fund Thornburg Core Growth Fund - Class C Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retail 1 Year	Growth Fund Thornburg Core Growth Fund - Class C Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retail 5 Years	Growth Fund Thornburg Core Growth Fund - Class C Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retail 10 Years	Growth Fund Thornburg Core Growth Fund - Class I Retail 1 Year	Growth Fund Thornburg Core Growth Fund - Class I Retail 5 Years	Growth Fund Thornburg Core Growth Fund - Class I Retail 10 Years	Growth Fund Thornburg Core Growth Fund - Class I Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retail 1 Year	Growth Fund Thornburg Core Growth Fund - Class I Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retail 5 Years	Growth Fund Thornburg Core Growth Fund - Class I Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retail 10 Years	Growth Fund Thornburg Core Growth Fund - Class R3 Retirement 1 Year	Growth Fund Thornburg Core Growth Fund - Class R3 Retirement 5 Years	Growth Fund Thornburg Core Growth Fund - Class R3 Retirement 10 Years	Growth Fund Thornburg Core Growth Fund - Class R3 After Taxes on Distributions Retirement 1 Year	Growth Fund Thornburg Core Growth Fund - Class R3 After Taxes on Distributions Retirement 5 Years	Growth Fund Thornburg Core Growth Fund - Class R3 After Taxes on Distributions Retirement 10 Years	Growth Fund Thornburg Core Growth Fund - Class R3 After Taxes on Distributions and Sales Retirement 1 Year	Growth Fund Thornburg Core Growth Fund - Class R3 After Taxes on Distributions and Sales Retirement 5 Years	Growth Fund Thornburg Core Growth Fund - Class R3 After Taxes on Distributions and Sales Retirement 10 Years	Growth Fund Thornburg Core Growth Fund - Class R3 Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retirement 1 Year	Growth Fund Thornburg Core Growth Fund - Class R3 Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retirement 5 Years	Growth Fund Thornburg Core Growth Fund - Class R3 Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retirement 10 Years	Growth Fund Thornburg Core Growth Fund - Class R4 Retirement 1 Year	Growth Fund Thornburg Core Growth Fund - Class R4 Retirement 5 Years	Growth Fund Thornburg Core Growth Fund - Class R4 Retirement 10 Years	Growth Fund Thornburg Core Growth Fund - Class R4 Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retirement 1 Year	Growth Fund Thornburg Core Growth Fund - Class R4 Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retirement 5 Years	Growth Fund Thornburg Core Growth Fund - Class R4 Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retirement 10 Years	Growth Fund Thornburg Core Growth Fund - Class R5 Retirement 1 Year	Growth Fund Thornburg Core Growth Fund - Class R5 Retirement 5 Years	Growth Fund Thornburg Core Growth Fund - Class R5 Retirement 10 Years	Growth Fund Thornburg Core Growth Fund - Class R5 Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retirement 1 Year	Growth Fund Thornburg Core Growth Fund - Class R5 Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retirement 5 Years	Growth Fund Thornburg Core Growth Fund - Class R5 Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes) Retirement 10 Years
Total	(0.36%)	0.31%	0.31%	Dec. 30, 2013	(0.36%)	0.31%	0.31%	0.29%	0.40%	0.38%	2.88%	1.34%	1.23%	2.12%	0.96%	0.89%	Dec. 30, 2013	2.88%	1.34%	1.23%	1.45%	1.09%	2.08%	1.45%	1.09%	2.08%	1.59%	1.22%	2.04%	5.28%	2.36%	2.82%	3.12%	1.30%	2.06%	5.28%	2.36%	2.82%	4.06%	1.84%	2.62%	5.28%	2.36%	2.82%	3.55%	1.85%	3.21%	3.55%	1.85%	3.21%	3.11%	1.93%	3.08%	7.01%	3.21%	3.98%	4.66%	1.92%	3.09%	7.01%	3.21%	3.98%	5.90%	2.54%	3.73%	7.01%	3.21%	3.98%	0.88%	0.82%	2.14%	0.88%	0.81%	2.14%	1.15%	0.95%	2.07%	5.28%	2.36%	2.82%	2.40%	1.00%	2.11%	5.28%	2.36%	2.82%	3.38%	1.55%	2.69%	5.28%	2.36%	2.82%	1.32%	0.78%	1.36%	0.59%	0.11%	0.56%	0.78%	0.30%	0.71%	5.20%	1.99%	2.38%	2.77%	0.94%	1.29%	5.20%	1.99%	2.38%	3.91%	1.56%	1.91%	5.20%	1.99%	2.38%	1.43%	1.23%	1.24%	Dec. 30, 2013	0.36%	0.57%	0.63%	0.84%	0.65%	0.68%	2.35%	1.10%	0.92%	4.04%	1.69%	1.54%	3.86%	1.86%	1.81%	Dec. 30, 2013	2.35%	1.10%	0.92%	4.04%	1.69%	1.54%	3.03%	1.96%	3.17%	1.76%	1.01%	2.01%	1.82%	1.08%	1.96%	6.80%	2.57%	3.05%	4.64%	2.21%	3.17%	6.80%	2.57%	305.00%	5.75%	2.79%	3.77%	6.80%	2.57%	3.05%	23.08%	8.61%	9.41%	22.90%	8.45%	9.29%	13.66%	6.72%	7.69%	31.49%	11.70%	13.56%	26.83%	8.76%	9.06%	31.49%	11.70%	13.56%	29.32%	10.02%	10.33%	31.49%	11.70%	13.56%	28.86%	9.63%	9.92%	28.67%	9.47%	9.80%	17.09%	7.55%	8.13%	31.49%	11.70%	13.56%	28.98%	9.74%	10.03%	31.49%	11.70%	13.56%	29.32%	10.02%	10.31%	31.49%	11.70%	13.56%	23.12%	8.33%	11.13%	20.50%	7.86%	10.90%	15.38%	6.54%	9.26%	35.85%	14.23%	15.05%	26.92%	8.48%	10.80%	35.85%	14.23%	15.05%	29.37%	9.75%	12.12%	35.85%	14.23%	15.05%	28.72%	9.19%	11.55%	25.95%	8.72%	11.31%	18.79%	7.24%	9.63%	35.85%	14.23%	15.05%	28.84%	9.30%	11.66%	35.85%	14.23%	15.05%	29.37%	9.75%	12.12%	35.85%	14.23%	15.05%